INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2026 and December 31, 2025, is comprised of the following:

	June 30, 2026	December 31, 2025
Finished products	5,388	5,589
Production in process	5,328	4,652
Raw materials	5,759	5,597
Manufacturing supplies, spare parts and other [1]	2,808	2,751
Total	19,283	18,589
1.Including spare parts of 2.2 billion and 2.1 billion, and manufacturing and other supplies of 0.6 billion and 0.6 billion as of June 30, 2026 and December 31, 2025, respectively.